Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2022
Auditor's remuneration.
Disclosure of detailed information about auditors' remuneration

	2020	2021	2022
	£m	£m	£m
Auditor’s remuneration
Payable to the auditors of RELX PLC	0.9	0.9	0.9
Payable to the auditors of the Group’s subsidiaries	8.3	7.7	8.2
Audit services	9.2	8.6	9.1
Audit-related assurance services	0.8	0.5	0.6
Total auditor’s remuneration	10.0	9.1	9.7